Commitments (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 01, 2017	Mar. 01, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	May 01, 2016	Aug. 01, 2013
Consulting Agreement [Member]
Consulting fees in consideration of the services									$ 6,800	$ 5,000
Pittsburgh Life Sciences Greenhouse [Member]
Monthly rent	$ 800	$ 750
Lease termination description		The Company has the option to terminate the Lease on the twelve month anniversary of the commencement date, upon one hundred and twenty days’ prior written notice.
StemCell Systems [Member]
Incurred expenses			$ 39,708	$ 24,000	$ 146,538	$ 134,567	$ 184,517	$ 194,336